Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of Risk Management [line items]
Percentage of debt securities in investment grade with ratings ranging between AAA to BBB	99.00%	99.00%	99.00%
Percentage of total mortgage portfolio	15.00%	17.00%	17.00%
Loaned securities included in invested assets	$ 15,901,000,000	$ 17,997,000,000
Reverse repurchase transactions recorded as short-term receivables	63,000,000	230,000,000
Repurchase transactions recorded as payables	$ 64,000,000	228,000,000
Term of credit default swaps	5 years
Credit protection purchased	$ 0	0
Mitigated exposure to credit risk	7,848,000,000	10,138,000,000
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	6,707,000,000	6,760,000,000
Largest single counterparty exposure with master netting agreements or the benefit of collateral held	245,000,000	95,000,000
Maximum credit exposure related to derivatives	14,320,000,000	16,204,000,000
Reinsurance assets	$ 43,053,000,000	$ 30,359,000,000
Percentage ceded to reinsurers	94.00%	92.00%
Exposure to credit risk	$ 24,435,000,000	$ 13,855,000,000
Net exposure after offsetting agreements and benefit of fair value of collateral held	18,618,000,000	16,504,000,000
Bottom of range [Member]
Disclosure of Risk Management [line items]
Global retention limit			$ 30
Top of range [Member]
Disclosure of Risk Management [line items]
Global retention limit			$ 35
Derivatives [Member]
Disclosure of Risk Management [line items]
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	2,269,000,000	2,629,000,000
Largest single counterparty exposure with master netting agreements or the benefit of collateral held	$ 0	$ 0
AA Credit Grades or Higher [Member]
Disclosure of Risk Management [line items]
Derivative exposure with counterparties, percentage	19.00%	20.00%	20.00%
Securities lending [Member]
Disclosure of Risk Management [line items]
Loaned securities included in invested assets	$ 1,518,000,000	$ 1,563,000,000